Organization and Business Operations (Details) - USD ($)			3 Months Ended
	Jul. 12, 2021	Jan. 25, 2020	Mar. 31, 2022	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Public offering, shares (in Shares)			14,375,000
Price per share (in Dollars per share)	$ 10.00
Sale of warrants (in Shares)	7,250,000
Price per private warrant (in Dollars per share)	$ 11.50
Net proceeds	$ 146,625,000
Trust account price per share (in Dollars per share)			$ 10.20
Price per share (in Dollars per share)			$ 10.00
Cash				$ 664,428,000
Founder shares capital contribution cost		$ 25,000	$ 25,000
Working capital				467,648,000
Unsecured promissory note			$ 200,000
Public shares redeem percentage	100.00%
Maximum
Organization and Business Operations (Details) [Line Items]
Interest, not previously released, on trust account to be held to pay dissolution expenses				50,000
Initial Public offering
Organization and Business Operations (Details) [Line Items]
Public offering, shares (in Shares)	14,375,000		14,375,000
Transaction cost				9,998,781
Underwriting fees			$ 2,875,000
Deferred underwriting fees			$ 5,031,250
Other offering costs				655,031
Fair value representative shares price				$ 1,437,500
Per shares price (in Dollars per share)	$ 10.20
Maturity Term	185 days
Over-Allotment Option
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 143,750,000
Private Placement Warrants
Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 7,250,000
Sale of warrants price per share (in Dollars per share)	$ 1.00
DJCAAC, LLC | Initial Public offering
Organization and Business Operations (Details) [Line Items]
Public offering, shares (in Shares)	1,875,000
Shares issued (in Shares)	14,375,000
Price per share (in Dollars per share)	$ 10.00
Sponsor
Organization and Business Operations (Details) [Line Items]
Public share price per share (in Dollars per share)			$ 10.00